CHANGES IN SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Disclosure of voluntary change in accounting policy [abstract]
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES	CHANGES IN SIGNIFICANT ACCOUNTING POLICIES
The Unaudited Condensed Consolidated Interim Financial Statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2023, which was filed with the Securities and Exchange Commission on April 26, 2024.

New standards and interpretations

During the current financial period, the Company has adopted all the applicable new and revised Standards and Interpretations that were issued by the IASB and the International Financial Reporting Interpretations Committee (IFRIC) of the IASB. The following new Standards, Interpretations and Amendments issued by the IASB and the IFRIC are effective for the current financial period:
•Amendments to IAS 1 Presentation of Financial Statements to specify the requirements for classifying liabilities as current or non-current.

The adoption of these amendments had no material effect on the financial statements.

New and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s interim financial statements are disclosed below. The below list includes the new standards and amendments that we believe are the most relevant for the Company:

•In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1, with a focus on updates to the statement of profit or loss. The new standard is effective for annual reporting periods beginning on or after January 1, 2027 and must be applied retrospectively. The key new concepts introduced in IFRS 18 relate to:
◦the structure of the statement of profit or loss;
◦required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and
◦enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

•In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. The amendments include clarifying the date of recognition and derecognition of some financial assets and liabilities and new disclosures for certain instruments with contractual terms that can change cash flows. The amendments are effective for annual reporting periods beginning on or after January 1, 2026 and must be applied retrospectively.

The Company is currently assessing the impact of the new and amended standards on its financial statements. The Company has not applied or early adopted any new IFRS requirements that are not yet effective as of June 30, 2024.